Supplemental Guarantors Consolidating Condensed Financial Information - (Statement of Cash Flows) (Details) (USD $)	3 Months Ended		12 Months Ended			3 Months Ended		12 Months Ended			3 Months Ended		12 Months Ended			3 Months Ended		12 Months Ended			3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2013 Parent [Member]	Mar. 31, 2012 Parent [Member]	Dec. 31, 2012 Parent [Member]	Dec. 31, 2011 Parent [Member]	Dec. 31, 2010 Parent [Member]	Mar. 31, 2013 Guarantor Subsidiaries [Member]	Mar. 31, 2012 Guarantor Subsidiaries [Member]	Dec. 31, 2012 Guarantor Subsidiaries [Member]	Dec. 31, 2011 Guarantor Subsidiaries [Member]	Dec. 31, 2010 Guarantor Subsidiaries [Member]	Mar. 31, 2013 Non-Guarantor Subsidiaries [Member]	Mar. 31, 2012 Non-Guarantor Subsidiaries [Member]	Dec. 31, 2012 Non-Guarantor Subsidiaries [Member]	Dec. 31, 2011 Non-Guarantor Subsidiaries [Member]	Dec. 31, 2010 Non-Guarantor Subsidiaries [Member]	Mar. 31, 2013 Consolidating Eliminations [Member]	Mar. 31, 2012 Consolidating Eliminations [Member]	Dec. 31, 2012 Consolidating Eliminations [Member]	Dec. 31, 2011 Consolidating Eliminations [Member]	Dec. 31, 2010 Consolidating Eliminations [Member]	Dec. 31, 2012 9.75% Senior Notes [Member]	Dec. 31, 2011 9.75% Senior Notes [Member]	Dec. 31, 2010 9.75% Senior Notes [Member]	Dec. 31, 2011 9.75% Senior Notes [Member] Parent [Member]	Dec. 31, 2011 9.75% Senior Notes [Member] Guarantor Subsidiaries [Member]	Dec. 31, 2011 9.75% Senior Notes [Member] Non-Guarantor Subsidiaries [Member]	Dec. 31, 2011 9.75% Senior Notes [Member] Consolidating Eliminations [Member]	Dec. 31, 2012 11.75% Senior Notes [Member]	Dec. 31, 2011 11.75% Senior Notes [Member]	Dec. 31, 2010 11.75% Senior Notes [Member]	Dec. 31, 2011 11.75% Senior Notes [Member] Parent [Member]	Dec. 31, 2011 11.75% Senior Notes [Member] Guarantor Subsidiaries [Member]	Dec. 31, 2011 11.75% Senior Notes [Member] Non-Guarantor Subsidiaries [Member]	Dec. 31, 2011 11.75% Senior Notes [Member] Consolidating Eliminations [Member]
Cash flows from operating activities:
Net cash provided by (used in) operating activities	$ 35,412,000	$ 45,082,000	$ 171,481,000	$ 126,823,000	$ 108,880,000	$ (17,861,000)	$ (13,179,000)	$ (27,325,000)	$ (39,324,000)	$ (39,719,000)	$ 42,050,000	$ 27,843,000	$ 133,731,000	$ 120,404,000	$ 115,561,000	$ 11,223,000	$ 30,418,000	$ 65,075,000	$ 45,743,000	$ 33,038,000	$ 0	$ 0	$ 0	$ 0	$ 0
Cash flows from investing activities:
Cash invested in seismic data	(40,132,000)	(56,420,000)	(183,244,000)	(126,979,000)	(49,465,000)	0	0	0	0	0	(27,629,000)	(19,645,000)	(100,280,000)	(68,145,000)	(33,287,000)	(12,503,000)	(36,775,000)	(82,964,000)	(58,834,000)	(16,178,000)	0	0	0	0	0
Cash paid to acquire property, equipment and other	(336,000)	(250,000)	(1,422,000)	(2,121,000)	(527,000)	0	0	0	0	0	(192,000)	(201,000)	(1,278,000)	(1,856,000)	(380,000)	(144,000)	(49,000)	(144,000)	(265,000)	(147,000)	0	0	0	0	0
Net proceeds from sale of marketable securities			230,000	2,467,000	4,188,000			0	0	0			230,000	2,467,000	4,188,000			0	0	0			0	0	0
Cash from sale of property, equipment and other			90,000	122,000	86,000			0	0	0			90,000	121,000	86,000			0	1,000	0			0	0	0
Advances to Seitel Holdings, Inc.	(246,000)	(4,000)	(13,000)	(755,000)	(9,000)	0	0	0	0	0	(246,000)	(4,000)	(13,000)	(755,000)	(9,000)	0	0	0	0	0	0	0	0	0	0
Repayment from Seitel Holdings, Inc.	0	0	0	50,000	0				0	0				50,000	4,501,000				0	(4,501,000)				0	0
Net cash used in investing activities	(40,714,000)	(56,674,000)	(184,359,000)	(127,216,000)	(45,727,000)	0	0	0	0	0	(28,067,000)	(19,850,000)	(101,251,000)	(68,118,000)	(24,901,000)	(12,647,000)	(36,824,000)	(83,108,000)	(59,098,000)	(20,826,000)	0	0	0	0	0
Cash flows from financing activities:
Contributed capital			0	125,000,000	0				125,000,000					0					0					0
Issuance of 9½% Senior Notes	250,000,000	0				250,000,000					0					0					0
Repayment of Senior Notes																										0	(131,094,000)	0	(131,094,000)	0	0	0	0	(2,000,000)	0	(2,000,000)	0	0	0
Principal payments on notes payable	(17,000)	(16,000)	(66,000)	(59,000)	(54,000)	(17,000)	(16,000)	(66,000)	(59,000)	(54,000)	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Principal payments on capital lease obligations	(62,000)	(42,000)	(212,000)	(164,000)	(146,000)	0	0	0	0	0	(8,000)	0	(14,000)	0	0	(54,000)	(42,000)	(198,000)	(164,000)	(146,000)	0	0	0	0	0
Borrowings on line of credit			0	737,000	10,000				0	0				0	0				737,000	10,000				0	0
Payments on line of credit			0	(737,000)	(10,000)				0	0				0	0				(737,000)	(10,000)				0	0
Costs of debt and equity transactions	(5,822,000)	0	0	(6,338,000)	(65,000)	(5,822,000)			(6,268,000)	(65,000)	0			0	0	0			(70,000)	0	0			0	0
Intercompany transfers	0	0	0	0	0	48,700,000	13,195,000	27,391,000	53,745,000	39,838,000	(49,200,000)	(13,195,000)	(33,541,000)	(65,745,000)	(39,838,000)	500,000	0	6,150,000	12,000,000	0	0	0	0	0	0
Net cash used in financing activities	(30,901,000)	(58,000)	(278,000)	(14,655,000)	(265,000)	17,861,000	13,179,000	27,325,000	39,324,000	39,719,000	(49,208,000)	(13,195,000)	(33,555,000)	(65,745,000)	(39,838,000)	446,000	(42,000)	5,952,000	11,766,000	(146,000)	0	0	0	0	0
Effect of exchange rate changes	(144,000)	171,000	153,000	(29,000)	813,000	0	0	0	0	0	0	0	(4,000)	3,000	25,000	(144,000)	171,000	157,000	(32,000)	788,000	0	0	0	0	0
Net increase (decrease) in cash and cash equivalents	(36,347,000)	(11,479,000)	(13,003,000)	(15,077,000)	63,701,000	0	0	0	0	0	(35,225,000)	(5,202,000)	(1,079,000)	(13,456,000)	50,847,000	(1,122,000)	(6,277,000)	(11,924,000)	(1,621,000)	12,854,000	0	0	0	0	0
Cash and cash equivalents at beginning of period	61,891,000	74,894,000	74,894,000	89,971,000	26,270,000	0	0	0	0	0	60,533,000	61,612,000	61,612,000	75,068,000	24,221,000	1,358,000	13,282,000	13,282,000	14,903,000	2,049,000	0	0	0	0	0
Cash and cash equivalents at end of period	$ 25,544,000	$ 63,415,000	$ 61,891,000	$ 74,894,000	$ 89,971,000	$ 0	$ 0	$ 0	$ 0	$ 0	$ 25,308,000	$ 56,410,000	$ 60,533,000	$ 61,612,000	$ 75,068,000	$ 236,000	$ 7,005,000	$ 1,358,000	$ 13,282,000	$ 14,903,000	$ 0	$ 0	$ 0	$ 0	$ 0